Segment Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
In the 2020 Form 20-F, we changed the way in which we report and measure our reportable segments. The main driver of the change is the alignment of presentation and contents of financial information provided to our chief operating decision maker (our Board of Directors), required to allocate resources, evaluate and manage both our standalone operating segments and our overall business performance. The key impacts are our segments' profit measures are now based on Adjusted EBITDA across our four reportable segments: Shipping; FLNG; Power and Corporate and other. Refer to note 6 to our consolidated financial statements filed with the 2020 Form 20-F for additional details.

In January 2021, following the board of directors' approvals of the GMLP Merger and Hygo Merger with NFE (note 9), we determined that our share of the net earnings/(losses) in Golar Partners and Hygo and the respective carrying values of our investments in affiliates have to be presented as net income/(loss) from discontinued operations and assets held for sale, respectively. Consequently, for the nine months ended September 30, 2021, we ceased to consider Power as a reportable segment. Management has therefore concluded that we provide and operate three distinct reportable segments as follows:

•Shipping – This segment is based on the business activities of the transportation of LNG carriers. We operate and subsequently charter out LNG carriers on fixed terms to customers.
•FLNG – This segment is based on the business activities of FLNG vessels or projects. We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, one undergoing conversion into a FLNG, the Gimi (note 13), and one LNG carrier earmarked for conversion, the Gandria.
•Corporate and other – This segment is based on the business activities of vessel management and administrative services and our corporate overhead costs.
A reconciliation of net profit / (loss) to Adjusted EBITDA is as follows:

	Nine months ended September 30,
(in thousands of $)	2021	2020
Net profit / (loss)	514,804	(206,572)
Income taxes	565	598
Profit/(loss) before income taxes	515,369	(205,974)
Depreciation and amortization	79,488	81,097
Unrealized (gain)/loss on oil and gas derivative instruments (note 2)	(145,282)	39,400
Other non-operating losses, net	311,916	—
Interest income	(67)	(1,432)
Interest expense	42,776	54,137
(Gains)/losses on derivative instruments	(17,063)	54,543
Other financial items, net	(524)	(1,986)
Equity in net losses of affiliates	561	391
Net (income)/loss from discontinued operations	(568,047)	180,469
Adjusted EBITDA	219,127	200,645

	Nine months ended September 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from discontinued operations	Total
Statement of Operations:
Total operating revenues	150,528	164,614	21,575	336,717	—	336,717
Vessel operating expenses	(47,118)	(39,289)	(7,658)	(94,065)	—	(94,065)
Voyage, charterhire and commission expenses	(10,600)	(450)	(66)	(11,116)	—	(11,116)
Administrative expenses	(457)	(185)	(26,429)	(27,071)	—	(27,071)
Project development expenses	—	(2,116)	(79)	(2,195)	—	(2,195)
Realized gains on oil derivative instrument (note 2)	—	11,837	—	11,837	—	11,837
Other operating income	5,020	—	—	5,020	—	5,020
Adjusted EBITDA	97,373	134,411	(12,657)	219,127	—	219,127

Balance Sheet:	September 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,830,057	2,267,252	706,844	4,804,153	—	4,804,153
Investment in affiliates (note 14)	—	—	50,573	50,573	—	50,573

	Nine months ended September 30, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	141,154	163,572	15,227	319,953	—	319,953
Vessel operating expenses	(42,695)	(40,430)	416	(82,709)	—	(82,709)
Voyage, charterhire and commission expenses	(6,842)	—	—	(6,842)	—	(6,842)
Administrative expenses	(1,416)	(803)	(24,505)	(26,724)	—	(26,724)
Project development expenses	(105)	(1,430)	(4,569)	(6,104)	—	(6,104)
Realized gains on oil derivative instrument (note 2)	—	2,539	—	2,539	—	2,539
Other operating income	532	—	—	532	—	532
Adjusted EBITDA	90,628	123,448	(13,431)	200,645	—	200,645

Balance Sheet:	December 31, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,870,819	1,933,677	241,967	4,046,463	267,766	4,314,229
Investment in affiliates (note 14)	—	—	44,385	44,385	—	44,385
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.